Goodwill and Intangible Assets (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	$ 1,239,131	$ 1,239,123
Identifiable intangibles on acquisition of Intermeccanica [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	524,067	529,067
Goodwill on acquisition of Intermeccanica [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	699,844	699,844
Other Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	$ 15,220	$ 10,212